Derivative Liability (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 10, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	May 11, 2015	Sep. 24, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants valuation method				Black-Scholes-Merton pricing model		Black-Scholes-Merton pricing model
Cost to induce exercise of warrants	$ 21,218						$ (961,767)
Fair value of warrants accounted for as derivatives	$ 940,549
Extinguishment of derivative liability				$ 80,278		99,311	269,368
Change in fair value of derivative liability		$ (328,008)	$ 1,198,954	(342,961)	$ 2,312,755	2,600,809	724,617
Derivative liability		$ 663,810		$ 663,810		$ 401,127	$ 1,406,596	$ 1,694,651	$ 961,767